Revenues	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue	RevenueThe Partnership’s primary source of revenue is from chartering its vessels to its customers. The Partnership primarily utilizes two forms of contracts consisting of time-charter contracts and voyage charter contracts. For a description of these contracts, see Item 18 – Financial Statements: Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.
Revenue Table

The following tables contain the Partnership’s revenue for the three and nine months ended September 30, 2021 and 2020, by contract type and by segment.

	Three Months Ended September 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	131,366	3,084	134,450	136,203	—	136,203
Voyage charters	—	9,739	9,739	—	9,982	9,982
Management fees and other income	2,388	—	2,388	2,750	—	2,750
	133,754	12,823	146,577	138,953	9,982	148,935

	Nine Months Ended September 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	404,792	6,890	411,682	402,509	—	402,509
Voyage charters	—	29,324	29,324	—	27,682	27,682
Management fees and other income	7,142	—	7,142	6,836	—	6,836
	411,934	36,214	448,148	409,345	27,682	437,027

The following table contains the Partnership’s revenue for the three and nine months ended September 30, 2021 and 2020, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	124,312	126,678	382,615	373,566
Interest income on lease receivables	12,348	12,659	36,877	37,920
Variable lease payments - cost reimbursements(1)	1,541	1,475	4,686	3,795
	138,201	140,812	424,178	415,281
Non-lease revenue
Non-lease revenue - related to direct financing leases	5,988	5,373	16,828	14,910
Management fees and other income	2,388	2,750	7,142	6,836
	8,376	8,123	23,970	21,746
Total	146,577	148,935	448,148	437,027

(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Net Investments in Direct Financing Leases

As at September 30, 2021 and December 31, 2020, the Partnership had three LNG carriers, excluding the vessels in its equity-accounted joint ventures, that are accounted for as direct financing leases. For a description of the Partnership's LNG carriers accounted for as direct financing leases, see Item 18 – Financial Statements: Note 6 to the Partnership's audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2020.

In January 2020, Awilco purchased two LNG carriers classified as sales-type leases, the WilForce and the WilPride, from the Partnership and paid the Partnership the associated purchase obligation amounts, deferred hire amounts and interest on deferred hire amounts, totaling $260.4 million relating to these two vessels.

As at September 30, 2021, estimated lease payments to be received by the Partnership related to its direct financing leases in each of the next five years were approximately $16.1 million (remainder of 2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024), $64.2 million (2025) and an aggregate of $446.5 million thereafter. Two leases are expected to end in 2028 and the remaining lease is scheduled to end in 2039.

Operating Leases

As at September 30, 2021, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $124.9 million (remainder of 2021), $389.0 million (2022), $309.9 million (2023), $252.9 million (2024), and $197.4 million (2025). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted joint ventures, rentals from unexercised option periods of contracts that existed on September 30, 2021, variable or contingent rentals, or rentals from contracts which were entered into or commenced after September 30, 2021. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

Contract Liabilities

As at September 30, 2021, the Partnership had $15.7 million of advanced payments recognized as contract liabilities included in unearned revenue (December 31, 2020 – $26.5 million, September 30, 2020 – $28.9 million and December 31, 2019 – $24.9 million). The Partnership recognized $14.0 million and $26.4 million of revenue for the three months ended September 30, 2021 and 2020, respectively, that was recognized as a contract liability at the beginning of such three-month periods. The Partnership recognized $26.5 million and $24.9 million of revenue for the nine months ended September 30, 2021 and 2020, respectively, that was recognized as a contract liability at the beginning of such nine-month periods.